ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1-ORGANIZATION AND BASIS OF PRESENTATION

E-Commerce China Dangdang Inc. (the "Company") is a limited company incorporated on January 7, 2000 and domiciled in the Cayman Islands. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and affiliated PRC entities ("Affiliated PRC Entities"), entities controlled through contractual arrangements.

The Company is principally engaged in the sales of books, audio-visual products, periodicals, consumer electronics and other general merchandise on the internet. The Company's principal operations and geographic markets are in the People's Republic of China ("PRC").

Details of the Company's subsidiaries and its Affiliated PRC Entities as of December 31, 2012 are as follows:

Company Subsidiaries	Date of Establishment	Place of Establishment	Percentage of Direct Ownership by the Company	Principal Activities
Beijing Dangdang Information Technology Co., Ltd. ("Dangdang Information")	July 8, 1997	PRC	100%	Sales of books on the internet

Wuxi Dangdang Information Technology Co., Ltd. ("Wuxi Dangdang Information")	August 11, 2010	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Dangdang Information Technology (Tianjin) Co., Ltd. ("Tianjin Dangdang Information"), a wholly owned subsidiary of Dangdang Information	September 8, 2011	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Beijing Dangdang Kewen E-Commerce Co., Ltd. ("Dangdang Kewen")	August 24, 2004	PRC	Nil	Sales of audio-visual products, periodicals, consumer electronics and other general merchandise on the internet

Wuxi Dangdang Kewen E-Commerce Co., Ltd. ("Wuxi Dangdang Kewen"), a wholly owned subsidiary of Dangdang Kewen	September 20, 2010	PRC	Nil	Sales of consumer electronics and other general merchandise on the internet

Note: Dynamic Tech Holdings Ltd. and E-publishing Service Company Ltd., which were incorporated in 2011, have been omitted from this list since they are dormant companies and had no significant accounting transactions for the years ended December 31, 2011 and 2012.

In order to comply with the PRC law and regulations which prohibit foreign control of companies involved in internet content, the Company operates its website and provides online sales in the PRC through Dangdang Kewen. The equity interests of Dangdang Kewen are legally held directly by Ms. Yu Yu and Mr. Guoqing Li, shareholders and directors of the Company. The effective control of Dangdang Kewen is held by Dangdang Information through a series of contractual arrangements (the "Contractual Agreements"). As a result of the Contractual Agreements, Dangdang Information maintains the ability to control Dangdang Kewen, is entitled to substantially all of the economic benefits from Dangdang Kewen and is obligated to absorb all of Dangdang Kewen's expected losses.

Therefore, the Company consolidates Dangdang Kewen in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification ("ASC") 810, Consolidation.

The following is a summary of the Contractual Agreements, which may be amended by Dangdang Information if and when proposed and is not subject to Dangdang Kewen's consent:

Loan agreement

The shareholders of Dangdang Kewen, namely Ms. Yu Yu and Mr. Guoqing Li, entered a loan agreement with Dangdang Information in December 2004, as amended and restated in July 2010. Under this loan agreement, Dangdang Information granted an interest-free loan of RMB2.0 million to Ms. Yu Yu and Mr. Guoqing Li, collectively, for their capital contributions to Dangdang Kewen. Dangdang Information will make further loans to support the continued development of Dangdang Kewen's business operations. The term of the loan is from December 2004 until the date when Dangdang Information requests repayment. Dangdang Information may request repayment of the loan with 30 days' advance notice.

Exclusive call option agreement

The shareholders of Dangdang Kewen entered into an option agreement with Dangdang Information in December 2004, as first amended in July 2010 and as further amended in December 2012, under which the shareholders of Dangdang Kewen jointly and severally granted to Dangdang Information an exclusive and irrevocable option to purchase their equity interests in Dangdang Kewen at the original capital contribution amount. Under the option agreement, Dangdang Information will make loans to the founders pursuant to the development of the business operations of Dangdang Kewen. The purchase price will be set off against the loan repayment under the loan agreement. Dangdang Information may exercise such option at any time until it has acquired all equity interests of Dangdang Kewen or freely transfer the option to any third party and such third party may assume the rights and obligations of the option agreement. The term of the agreement will expire in December 2022, and may be extended for another ten years and for an unlimited number of times upon Dangdang Information's written confirmation prior to the expiration of the initial term or the extension period thereof. The shareholders of Dangdang Kewen may not unilaterally terminate this agreement; however, Dangdang Information may unilaterally terminate this agreement at any time during the term and extension period of the agreement.

Exclusive technical support service agreement

Dangdang Information and Dangdang Kewen entered into an exclusive technical support agreement in May 2006, as first amended in July 2010 and as further amended in December 2012, under which Dangdang Kewen engages Dangdang Information as its exclusive provider of technical platform and technical support, maintenance and other services. Dangdang Kewen shall pay an annual service fee to Dangdang Information determined based on the revenues of Dangdang Kewen. Dangdang Information may amend the terms and conditions of the exclusive technical support agreement, including the services and service fee, at its sole option and discretion from time to time. Dangdang Information shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has an unlimited term. Dangdang Kewen may not terminate the agreement early unless Dangdang Information commits gross negligence, fraud or other illegal actions or goes bankrupt, while Dangdang Information has the right to terminate the agreement at any time at its sole discretion by giving a 30 days prior notice to Dangdang Kewen.

Share pledge agreement

The shareholders of Dangdang Kewen entered into a share pledge agreement with Dangdang Information in December 2004, as first amended in July 2010 and as further amended in December 2012, under which the shareholders pledged all of their equity interests in Dangdang Kewen to Dangdang Information as collateral for all of their payments due to Dangdang Information and to secure their obligations under the above agreements. Dangdang Kewen is prohibited from declaring any dividend during the term of the pledge; however, to the extent there is a distribution, including but not limited to any loans, the shareholder of Dangdang Kewen have to remit amounts in full to Dangdang Information immediately. The shareholders of Dangdang Kewen may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Dangdang Information without Dangdang Information's preapproval. Dangdang Information shall provide the necessary financial support to Dangdang Kewen to fund any losses incurred during the term of the pledge and not request for repayment if Dangdang Kewen is unable to do so. Dangdang Information is entitled to transfer or assign in full or in part the shares pledged. In the event of default, Dangdang Information as the pledgee, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. This agreement cannot be terminated until all of the secured indebtedness has been fully discharged or all the equity interests have been purchased pursuant to the exclusive call option agreement.

Power of Attorney

Each shareholder of Dangdang Kewen executed a restated irrevocable power of attorney in December 2012 to appoint Dangdang Information as the attorney-in-fact to act on his or her behalf on all matters pertaining to Dangdang Kewen and to exercise all of his or her rights as a shareholder of Dangdang Kewen, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of his or her equity interests in Dangdang Kewen pursuant to the exclusive call option agreement. The power of attorney with each shareholder will remain effective as long as the shareholder holds any equity interests in Dangdang Kewen.

Due to the consolidation of the Affiliated PRC Entities, the Company reflected the following in the consolidated financial statements:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Current assets	443,903	472,501	75,842
Non-current assets	188	334	54

Total assets	444,091	472,835	75,895

Current liabilities	440,469	561,232	90,084
Non-current liabilities	-	1,889	303

Total liabilities	440,469	563,121	90,387

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	425,762	553,481	212,898	34,172
Net income (loss)	6,145	4,706	(57,287)	(9,195)
Net cash provided by (used in) operating activities	9,612	(79,331)	72,580	11,693
Net cash used in investing activities	(56)	(49)	(57)	(9)
Net cash provided by financing activities	-	-	-	-

For the years ended December 31, 2010, 2011 and 2012, the Affiliated PRC Entities contributed in aggregate 18.7%, 15.3% and 4.1%, respectively, of the Company's consolidated net revenues.

As of December 31, 2012, there was no pledge or collateralization of the assets of Affiliated PRC Entities and Dangdang Information has not provided any financial support that it was not previously contractually required to provide to Dangdang Kewen. There were no assets of Affiliated PRC Entities that can only be used to settle its obligations. Creditors of Affiliated PRC Entities have no recourse to the general credit of Dangdang Information, which is the primary beneficiary of Dangdang Kewen.